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                             VALUE LINE, INC.

                            220 East 42nd Street
                        New York, New York 10017-5891
                  Phone: (212) 907-1500/Fax: (212) 818-9747



                                                             September 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  Value Line Convertible Fund, Inc.
             File #2-96484 and 811-4258
             Rule 497(j)
             ---------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                 Very truly yours,

                                                 Peter D. Lowenstein
                                                 --------------------
                                                 Peter D. Lowenstein
                                                 Legal Counsel



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